Note 12 - Revenue - Summary of Contract Liability (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 0	$ 987	$ 987	$ 2,918
Revenue recognized that was included in the contract liabilities beginning balance	0	(511)	(987)	(1,931)
Ending balance	$ 0	$ 476	$ 0	$ 987